Note 18 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Before Income Tax by Jurisdiction	$ 190,598	$ 181,834
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	10,876	21,627
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	49,884	40,097
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 129,838	$ 120,110